OTHER ASSETS - THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2017
OTHER ASSETS [Abstract]
Schedule of Other Assets
	2016	2017
	December 31	September 30
	RMB	RMB
Prepayment for warranty insurance premium	103,714,696	115,014,932
Prepayments for purchase of property, plant and equipment	491,201,438	393,097,204
Deferred losses related to sales leaseback transactions	-	259,585,756
Deposit for rent and others	-	67,775,934
Prepayment for land use rights	-	25,955,000
Deferred charges	22,863,614	22,863,614
Total	617,779,748	884,292,440